COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
We insure the legal liability risks for our shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. We are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

To the best of our knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on our financial position or profitability and no such proceedings are pending or known to be contemplated.

As of December 31, 2022, we have seven vessels held under finance lease and two vessels held under operating lease. Refer to Note 10, "Operating Leases", and Note 18, "Finance Leases", for additional information.

We sold eight vessels to SFL in 2015 and leased them back on charters for an initial period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day.

As of December 31, 2022, we had ten Kamsarmax vessels under construction. Total outstanding contractual commitments of $255.6 million are due by the fourth quarter of 2024, out of which $159.0 million are due in 2023.

As of December 31, 2022, the Company had committed to install scrubbers on three vessels with an estimated remaining financial commitment of $1.2 million, excluding installation costs.

As of December 31, 2022, we had firm commitments to install ballast water treatment systems with an estimated financial commitment, excluding installation costs, of $1.0 million.

With reference to Note 20, "Equity Method Investments", we issued a $20 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with TFG Marine. In May 2022, we increased this guarantee under the bunker supply arrangement with TFG Marine from $20 million to $30 million. As of December 31, 2022, there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to its equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2022.